NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
May 31, 2026
Nature And Continuance Of Operations [Abstract]
NATURE AND CONTINUANCE OF OPERATIONS [Text Block]

1. NATURE AND CONTINUANCE OF OPERATIONS

Aduro Clean Technologies Inc. (the "Company") was incorporated in the Province of British Columbia on January 10, 2018, under the Business Corporations Act of British Columbia. On February 12, 2019, the Company's shares commenced trading on the Canadian Securities Exchange ("CSE") under the symbol "DFT." On April 23, 2021, the Company changed its name to "Aduro Clean Technologies Inc." from Dimension Five Technologies Inc. and the Company's shares were re-listed under the symbol ACT. On July 28, 2021, the Company's shares commenced trading on the Frankfurt Exchange in Germany under the symbol "9D50". On November 7, 2024, the Company's common shares commenced trading on the Nasdaq Capital Market under the ticker symbol "ADUR". On May 27, 2026, the Company's common shares commenced trading on the Toronto Stock Exchange ("TSX") under the symbol "ACT". The Company concurrently delisted its common shares from the CSE.

The Company's primary business is the holding company of Aduro Energy Inc. ("Aduro"). Aduro is an early-stage business focusing on developing environmentally responsible technology for converting end-of-life plastics and tire rubber to specialty chemicals and fuels that replace petroleum, upgrading of heavy crude oils and the transformation of renewable oils into renewable fuels and specialty chemicals. The water based chemical recycling platform features three sector focus applications, Hydrochemolytic Plastics Upcycling ("HPU"), Hydrochemolytic Renewables Upgrading ("HRU") and Hydrochemolytic Bitumen Upgrading ("HBU"). As at May 31, 2026, the Company has developed and owns eleven patents, seven granted and four pending.

The registered and records office of the Company is located at Suite 2300, Bentall 5, 550 Burrard Street, Vancouver, BC, Canada V6C 2B5, and the head office of the Company is located at 542 Newbold Street, London, ON, Canada N6E 2S5. During the year ended May 31, 2026, the Company closed two underwritten U.S. public offerings (Note 11) which generated net proceeds of $11,217,825 and $28,735,970, respectively. These proceeds will be used for general working capital purposes to advance Aduro's scale-up and path to commercialization. As at May 31, 2026, the Company had a deficit of $61,890,879 since inception and incurred negative operating cash flows. As at May 31, 2026, the Company's working capital balance was $38,556,120 (May 31, 2025: $8,032,385) and available cash of $38,298,048 (May 31, 2025: $6,957,846). Therefore, management concludes that the Company has sufficient funds to fund its operations for the next twelve months. Ultimately the continuing operations of the Company are dependent upon generating profitable operations and obtaining funding, as required, to allow the Company to achieve its business objectives. While the Company's management believes that there are financing opportunities available, there is no assurance that it will be able to successfully obtain additional financing as needed. These consolidated financial statements have been prepared using accounting policies applicable to a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business as they become due and do not reflect any adjustments that would be necessary if the going concern basis was not appropriate. If the going concern basis was not appropriate, significant adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the classifications used in the consolidated statements of financial position.